Equity-Based Compensation - Impact of Stock Options/Rights and Restricted Stock Units on Income and Cash Flows (Detail) - USD ($) $ in Millions		12 Months Ended
		Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option/rights compensation expense		$ 87	$ 90	$ 93
RSU compensation expense		306	274	293
Total equity-based compensation expense	[1]	393	364	386
Tax impact		(99)	(123)	(131)
Reduction in net income		294	241	255
Equity-based compensation expense capitalized during the period		$ 70	$ 78	78
Tax benefit reported in cash flow from financing activities	[2]			$ 208

[1]	Equity-based compensation expense is net of capitalized equity-based compensation and estimated forfeitures and excludes amortization of previously capitalized equity-based compensation costs.
[2]	The amount for fiscal 2018 and 2017 is not applicable as the Company adopted new accounting guidance in fiscal 2017.